Share-Based Compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Line Items]
Share-based compensation expense		¥ 18	¥ 105
2018 Plan | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Granted shares	2,231
2018 Plan | Share-Based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Vest option grants percentage	30.00%
2018 Plan | Share-Based Payment Arrangement, Tranche Two [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Option granted years	2 years
2018 Plan | Share-Based Payment Arrangement, Tranche Three [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Vest option grants percentage	40.00%